EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.3%
	AUSTRALIA — 1.6%
200,000	Sonic Healthcare Ltd.	$3,196,156
	BRAZIL — 1.0%
750,656	Ambev S.A. - ADR	2,086,824
	CANADA — 27.8%
55,000	Agnico Eagle Mines Ltd.	10,477,500
40,000	Bank of Nova Scotia	2,990,380
200,000	Barrick Mining Corp.	9,158,000
30,000	Franco-Nevada Corp.	7,030,800
600,000	IAMGOLD Corp. *	10,908,000
300,000	Kinross Gold Corp.	9,468,000
30,000	Nutrien Ltd.	2,066,700
84,694	Pan American Silver Corp.	4,624,292
		56,723,672
	CHINA — 0.9%
25,000	Tencent Holdings Ltd.	1,939,299
	DENMARK — 7.2%
160,000	Novo Nordisk A/S - ADR	9,508,800
30,000	Novonesis (Novozymes) B	1,836,550
35,000	Royal Unibrew A/S	3,283,125
		14,628,475
	FRANCE — 4.0%
200,000	Dassault Systemes S.E.	5,504,978
25,000	Pluxee N.V.	331,022
35,000	Societe BIC S.A.	2,256,994
		8,092,994
	GERMANY — 1.6%
100,000	Carl Zeiss Meditec A.G.	3,319,109
	IRELAND — 2.3%
17,500	Accenture PLC - Class A	4,613,700
	JAPAN — 11.5%
40,000	BayCurrent, Inc.	1,406,306
50,000	Chugai Pharmaceutical Co., Ltd.	2,843,435
100,000	MonotaRO Co., Ltd.	1,351,447
150,000	Nippon Shinyaku Co., Ltd.	4,999,354
400,000	Ono Pharmaceutical Co., Ltd.	5,951,150

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
150,000	Shoei Co., Ltd.	$1,720,406
500,000	Unicharm Corp.	3,035,022
130,000	Yakult Honsha Co., Ltd.	2,093,306
		23,400,426
	MEXICO — 2.7%
2,500,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	5,537,594
	NETHERLANDS — 2.3%
22,000	Aalberts N.V.	846,515
100,000	Shell PLC	3,831,792
		4,678,307
	NORWAY — 1.4%
105,000	Equinor A.S.A.	2,802,035
	SINGAPORE — 1.1%
165,000	Singapore Exchange Ltd.	2,286,731
	SWEDEN — 4.5%
140,000	Evolution A.B. [1]	9,093,910
	SWITZERLAND — 2.2%
10,000	Roche Holding A.G.	4,536,283
	UNITED KINGDOM — 11.4%
85,000	BP PLC - ADR	3,219,800
200,000	British American Tobacco PLC - ADR	12,136,000
225,000	Greggs PLC	4,947,660
55,760	GSK PLC - ADR	2,877,216
		23,180,676
	UNITED STATES — 7.8%
50,000	Newmont Corp.	5,617,500
73,200	Newmont Corp. - CDI	8,832,321
8,500	Philip Morris International, Inc.	1,525,240
		15,975,061
	TOTAL COMMON STOCKS
	(Cost $118,319,823)	186,091,252

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 7.8%
15,800,080	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.506% [2]	$15,800,080
	Total Short-Term Investments
	(Cost $15,800,080)	15,800,080
	TOTAL INVESTMENTS — 99.1%
	(Cost $134,119,903)	201,891,332
	Other Assets in Excess of Liabilities — 0.9%	1,850,542
	TOTAL NET ASSETS — 100.0%	$203,741,874

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,093,910, which represents 4.46% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.